Consolidated Statements of Stockholders’ Equity - USD ($) shares in Thousands, $ in Thousands	Common stock	Additional paid-In capital	Notes receivable	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 8,230	$ 232,776	$ (15,189)	$ 1,114	$ (71,709)	$ 155,222
Balance (in Shares) at Dec. 31, 2022	18,834
Net loss					(58,990)	(58,990)
Other comprehensive (income) loss				(920)		(920)
Exercise of vested options	$ 48	1,146				1,194
Exercise of vested options (in Shares)	108
Vesting of restricted stock units	$ 64	(64)
Vesting of restricted stock units (in Shares)	147
Redemption for employee tax withholdings	$ (30)	(744)				(774)
Redemption for employee tax withholdings (in Shares)	(68)
Stock-based compensation		33,660				33,660
Balance at Dec. 31, 2023	$ 8,312	266,774	(15,189)	194	(130,699)	129,392
Balance (in Shares) at Dec. 31, 2023	19,021
Net loss					(43,328)	(43,328)
Other comprehensive (income) loss				(2,494)		(2,494)
Exercise of vested options	$ 247	(134)				113
Exercise of vested options (in Shares)	564
Vesting of restricted stock units	$ 57	(57)
Vesting of restricted stock units (in Shares)	130
Redemption for employee tax withholdings	$ (26)	(1,317)				(1,343)
Redemption for employee tax withholdings (in Shares)	(59)
Repurchase of common stock	$ (78)	(3,425)				(3,503)
Repurchase of common stock (in Shares)	(178)
Stock-based compensation		27,255				27,255
Balance at Dec. 31, 2024	$ 8,512	289,096	(15,189)	(2,300)	(174,027)	106,092
Balance (in Shares) at Dec. 31, 2024	19,478
Net loss					(4,881)	(4,881)
Other comprehensive (income) loss				1,201		1,201
Exercise of vested options	$ 149	3,585				3,734
Exercise of vested options (in Shares)	341
Vesting of restricted stock units	$ 56	(56)
Vesting of restricted stock units (in Shares)	129
Redemption for employee tax withholdings	$ (26)	(2,272)				(2,298)
Redemption for employee tax withholdings (in Shares)	(59)
Issuance of common stock under at-the-market offering, net of issuance costs	$ 474	34,727				35,201
Issuance of common stock under at-the-market offering, net of issuance costs (in Shares)	1,084
Stock-based compensation		21,659				21,659
Balance at Dec. 31, 2025	$ 9,165	$ 346,739	$ (15,189)	$ (1,099)	$ (178,908)	$ 160,708
Balance (in Shares) at Dec. 31, 2025	20,973